Commitments and Contingencies (Details) - Draft Kings Inc € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2019 EUR (€)	Nov. 30, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Lease payments	$ 66,028
Escrow deposit	3,409
Rent expenses	$ 10,412	$ 5,266	$ 3,431
Office space in Dublin
Property, Plant and Equipment [Line Items]
Term of contract	12 years
Lease payments				€ 598	$ 651
Corporate office facilities
Property, Plant and Equipment [Line Items]
Term of contract	10 years
Lease commitments	$ 35,642